Significant Accounting Policies (Changes In Accumulated Other Comprehensive Income By Components) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Significant Accounting Policies [Abstract]
Foreign currency translation differences	$ (5,189)	$ (7,161)
Unrealized gains (losses) on derivative instruments	14,771	(10,114)
Pension and post-retirement benefit plans	(42,354)	(37,398)
Unrealized gains (losses) on available-for-sale marketable securities	(772)	(1,553)
Accumulated other comprehensive loss	$ (33,544)	$ (56,226)